UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 8/31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2004 - 06/30/2005
CitiFunds Institutional Trust

=========== CITIFUNDS INSTITUTIONAL TRUST - CITI INSTITUTIONAL CASH ============
===========                        RESERVES                         ============

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========= CITIFUNDS INSTITUTIONAL TRUST - CITI INSTITUTIONAL ENHANCED ==========
=========                         INCOME FUND                         ==========

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== CITIFUNDS INSTITUTIONAL TRUST - CITI INSTITUTIONAL LIQUID ===========
==========                         RESERVES                          ===========

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========= CITIFUNDS INSTITUTIONAL TRUST - CITI INSTITUTIONAL TAX FREE ==========
=========                          RESERVES                           ==========

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== CITIFUNDS INSTITUTIONAL TRUST - CITI INSTITUTIONAL U.S. ============
===========                    TREASURY RESERVES                    ============

The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By: /s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of CitiFunds Institutional Trust

Date: August 31, 2005